Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment of long-lived assets, description	The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of their carrying amount to the recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal or the value in use. Value in use is determined by the present value of the future cash flows from the asset. If the recoverable amount is less than the carrying amount, then there is impairment. Where an impairment loss exists, the portion of the carrying amount exceeding the recoverable amount is recorded as an expense immediately. Assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstance indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods. The reversal is recognized in profit or loss immediately.
Impairment of goodwill	$ 0	$ 11,161	$ 2,460
BioStrand
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets charge		3,900
Impairment of goodwill	$ 21,200	$ 11,200	$ 2,500